Stock-Based Compensation - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions							12 Months Ended
	Mar. 21, 2020 shares	Oct. 19, 2019 shares	Aug. 03, 2019 shares	Feb. 02, 2019 shares	Sep. 29, 2018 shares	Sep. 01, 2018 shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨)	Jul. 31, 2016 INR (₨) shares	Jun. 30, 2013 INR (₨) shares	Jun. 30, 2010 INR (₨) shares	Jun. 30, 2007 INR (₨) shares	Jun. 30, 2005 INR (₨) shares	Jun. 30, 2003 INR (₨) shares	Jan. 31, 2000 INR (₨) shares	Sep. 20, 2019 ₨ / shares shares	Sep. 19, 2019 ₨ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date							₨ 0.0		₨ 0.0	₨ 28.8
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date							13,339.6		33,117.4	34,123.2
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date							0.5		0.6
Stock-based compensation, aggregate intrinsic value of options outstanding							17,418.0		65,091.1
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date							0.4		0.2
Stock-based compensation, aggregate intrinsic value of options exercisable							16,291.8		52,441.6
Stock-based compensation, total stock compensation cost recognized under the plans							₨ 7,476.1	$ 99.2	₨ 5,343.3	₨ 6,594.6
Stock-based compensation, unvested options, outstanding | shares							78,401,210		56,003,100
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares							₨ 1,113.5		₨ 933.6
Stock-based compensation, unvested options, aggregate intrinsic value at grant date							₨ 0.2		₨ 0.3
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period							1,126.2		12,649.5
Stock-based compensation, total estimated compensation cost to be recognized in future periods							₨ 13,294.0		₨ 7,065.9
Equity shares, par value | ₨ / shares							₨ 1.0		₨ 1.0									₨ 1.0	₨ 2.0
Equity shares, issued | shares							5,483,286,460		5,446,613,220									5,470,763,894
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity shares, par value | ₨ / shares																		₨ 2.0
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)							1 year 2 months 15 days	1 year 2 months 15 days
Employees Stock Option Scheme | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares																	100,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved																	₨ 100.0
Employees Stock Option Scheme | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares																100,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved																₨ 100.0
Employees Stock Option Scheme | Plan ''C''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares															100,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved															₨ 100.0
Employees Stock Option Scheme | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares														150,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved														₨ 150.0
Employees Stock Option Scheme | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares													200,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved													₨ 200.0
Employees Stock Option Scheme | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares												200,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 200.0
Employees Stock Option Scheme | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares											200,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											₨ 200.0
Employees Stock Option Scheme | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration							5 years	5 years
Scheme XXIX | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares						38,238,000
Scheme XXX | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares					880,000
Scheme XXXI | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares				672,000
Scheme XXXII | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			578,000
Scheme XXXIII | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares		46,175,200
Scheme XXXIV | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares	1,020,400